SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 20, 2018 USD ($)	Apr. 17, 2016 USD ($)	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2013 USD ($)
Average interest rate, short-term bank deposits in U.S. dollars			2.35%	1.46%
Marketable securities impairment losses
Number of licensed programs to achieve substantive milestones revenues | item			1		1
Revenue recognition under milestone method	$ 7,800	$ 400			$ 400
Severance expenses			556	365	486
Net gain on derivative transactions			20	422	75
Unrealized gain (loss) arising from derivative contracts				17	$ 7
Fair value of outstanding forward contracts			0	$ 17
Investment amount			$ 12,000
Derivative, maturity date			Jan. 12, 2018	Jan. 12, 2018
Derivative, notional amount			$ 0	$ 177
Restricted cash			605	$ 1,050
Upfront payment received			10,000			$ 10,000
Potential milestone compensation			200,000			$ 250,000
Deferred participation of BMS in R&D expenses			4,121
Minimum [Member]
Lease liability			5,000
Maximum [Member]
Lease liability			$ 5,500
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share | shares			8,780,532	8,774,219	7,943,914